Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

The Company’s provision for income taxes for the year ended December 31, 2013, 2012 and 2011, consists of a deferred tax benefit/(expense) of $15,373,  $20,147 and $(35,522), respectively. The Company has not recognized a current income tax expense or benefit due to overall loss positions. The deferred income tax benefit/(expense) being recognized at December 31, 2013,2012 and 2011, relates primarily to the unrealized loss and underling basis difference in the Company’s investment in Midas Gold shares (Note 5).

Tax Expense

Income tax expense consists of the following:

	Years ended December 31,
	2013	2012	2011
Deferred income tax expense (benefit)
U.S.	(15,373)	(20,147)	35,522
Canada	-	-	-
Other Foreign	-	-	-
Total tax expense (benefit)	$(15,373)	$(20,147)	$35,522

Source of Income (loss)

The Company’s U.S. and foreign source income (loss) is as follows:

	Years ended December 31,
	2013	2012	2011
U.S.	$(49,124)	$(52,448)	$109,895
Canada	(9,540)	(11,962)	(985)
Other Foreign	(16,197)	(26,393)	(21,842)
	$(74,861)	$(90,803)	$87,068

Rate Reconciliation

A reconciliation of the combined income taxes at the statutory rates and the Company’s effective income tax (benefit)/expense is as follows:

	Years ended December 31,
	2013	2012	2011
Income taxed at statutory rates	$(28,916)	$(34,860)	$33,846
Increase (decrease) in taxes from:
Stock-based compensation	13	147	113
Debt discount interest	-	-	(2)
Meals and entertainment	9	3	5
Loss related to Mexico	(2,632)	-	-
Other adjustments	(9)	6	77
Adjustment due to capital transactions	(60)	(733)	89
Imputed interest	3	24	82
Realized fx gain (loss) on intercompany balances	(3)	(3)	-
Prior year provision to actual adjustments	9,961	(40)	987
Differences in tax rates	3,451	3,905	1,930
Effect of foreign exchange	-	(340)	603
Change in effective tax rate	(407)	(333)	(764)
Expiration of NOLs	437	70	1,526
Change in valuation allowance	2,780	12,007	(2,970)
Income tax (benefit)/expense	$(15,373)	$(20,147)	$35,522

Deferred Taxes

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of our deferred tax assets and liabilities as at December 31 are as follows:

	December 31,
	2013	2012	2011
Deferred income tax assets
Excess tax basis over book basis of property, plant and equipment	$7,496	$8,001	$6,011
Marketable securities	661	62	-
Operating loss carryforwards	36,367	37,635	26,772
Capital loss carryforwards	5,474	2,630	2,645
Other	1,541	3,219	2,023
Unrealized foreign exchange on loans	79	217	676
Total future tax assets	51,618	51,764	38,127
Valuation allowance for future tax assets	(43,955)	(41,817)	(29,291)
	7,663	9,947	8,836
Deferred income tax liabilities
Marketable securities	-	-	14,092
Other investments	7,181	24,839	29,784
Amayapampa disposal consideration	482	482	482
	7,663	25,321	44,358

Total Deferred Taxes	$-	$(15,374)	$(35,522)

Valuation Allowance on Canadian and Foreign Tax Assets

We establish a valuation allowance against the future income tax assets if, based on available information, it is more likely than not that all of the assets will not be realized.  The valuation allowance of $43,955 and  $41,817 at December 31, 2013 and 2012, respectively, relates mainly to net operating loss carryforwards, in Canada and other foreign tax jurisdictions, where the utilization of such attributes is not more likely than not.  The Company continually assesses both positive and negative evidence to determine whether it is more likely than not that deferred tax assets can be realized prior to their expiration.

Loss Carryforwards

The Company has available income tax losses of $70,459, which may be carried forward and applied against future taxable income when earned.

The losses expire as follows:

	Noncapital
	Canada (1)	U.S.	Mexico	Barbados	Total
2013	$-	$-	$-	$-	$-
2014	(725)	-	-	-	(725)
2015	(889)	-	-	(2)	(891)
2016	-	-	-	(1)	(1)
2017	-	-	-	(6)	(6)
2018	-	-	-	(20)	(20)
2019	-	(519)	-	(42)	(561)
2020	-	(783)	-	(20)	(802)
2021	-	(779)	(613)	(31)	(1,423)
2022	-	(748)	(7,942)	(23)	(8,712)
2023	-	(691)	-	-	(691)
2024	-	(2,082)	-	-	(2,082)
2025	-	(2,362)	-	-	(2,362)
2026	(1,027)	(1,213)	-	-	(2,240)
2027	(847)	(1,700)	-	-	(2,547)
2028	(5,245)	(1,719)	-	-	(6,964)
2029	(4,022)	(1,970)	-	-	(5,992)
2030	(5,032)	(1,827)	-	-	(6,859)
2031	(3,806)	(3,407)	-	-	(7,213)
2032	(6,397)	(2,323)	-	-	(8,720)
2033	(9,397)	(2,250)	-	-	(11,647)
	$(37,387)	$(24,372)	$(8,555)	$(146)	$(70,459)

(1) Canadian capital loss carryforwards of $40,291 and Australian NOLs of $63,113, which do not expire and are therefore not included above.

Of the total Canadian net operating loss, $16,300 relates to an equity component for share-issuance cost deduction for which no tax benefit for financial reporting purposes in the income statement will be recognized.

Accounting for uncertainty in taxes

ASC 740 guidance requires that the Company evaluate all income tax positions taken, and recognize a liability for any uncertain tax positions that are not more likely than not to be sustained by the tax authorities.  As of December 31, 2013, the Company believes it has no liability for unrecognized tax positions.  If the Company were to determine there were any uncertain tax positions, the Company would recognize the liability and related interest and penalties within income tax expense.

Tax statute of limitations

The Company files income tax returns in Canada, U.S. federal and state jurisdictions and other foreign jurisdictions.  There are currently no tax examinations underway for these jurisdictions.  Furthermore, the Company is no longer subject to Canadian tax examinations by the Canadian Revenue Authority for years ended on or before December 31, 2002 or U.S. federal income tax examinations by the Internal Revenue Service for years ended on or before December 31, 2010.  Some U.S. state and other foreign jurisdictions are still subject for tax examination for years ended on or before December 31, 2009.

Although certain tax years are closed under the statute of limitations, tax authorities can still adjust losses being carried forward into open years.